Related Party Transactions - Schedule Related Party Balances with the Related Parties (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Amounts due from related parties:
Amounts due from related parties		$ 30,198
Less: allowance for expected credit loss (see Note 8 PIPE escrow account for details)		(15,000)
Amount due from related parties, net		15,198
Tianjin Tuoda [Member]
Amounts due from related parties:
Amounts due from related parties	[1]	14,045
Amounts due to related parties, current:
Amounts due to related parties, current	[1]		4
Mr. Alan Nan Wu [Member]
Amounts due from related parties:
Amounts due from related parties	[2]	1,153
Amounts due to related parties, current:
Amounts due to related parties, current	[2]		5,114
The Pledgor [Member]
Amounts due from related parties:
Amounts due from related parties		15,000
Related Party [Member]
Amounts due from related parties:
Amount due from related parties, net		15,198
Amounts due to related parties, current:
Amounts due to related parties, non-current		24,307	14,584
Al Ataa [Member]
Amounts due to related parties, current:
Amounts due to related parties, current		18,863	3,863
Shenzhen Yinghehuicheng [Member]
Amounts due to related parties, current:
Amounts due to related parties, current		662	681
Vision Path [Member]
Amounts due to related parties, current:
Amounts due to related parties, current	[3]	4,782
Amounts due to related parties, non-current	[3]		$ 4,922

[1]

In 2018 and 2019, the Group provided several short-term interest-free loans totaled $5.7 million to Tianjin Tuoda to support Tianjin Tuoda’s normal operations, which was repayable on demand. During 2020, the Group provided petty cash of $131,148 to Tianjin Tuoda, offset by expenses paid by Tianjin Tuoda of $122,844 on behalf of the Group. In 2021 and May 2022, Tianjin Tuoda repaid the outstanding loan in full.

In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was $13 million, which was recognized as additional paid-in capital in the consolidated financial statements.

The Group paid $6.1 million of expenses on behalf of Tianjin Tuoda, of which $3,792 remained due to Tianjin Tuoda as of December 31, 2022.

During the six months ended June 30, 2023, the Group provided interest-free loans totaled US$1.6 million to Tianjin Tuoda to support its normal operations, which was repayable on demand. In June 2023, the Group’s claim on Tianjin Tuoda was transferred to Mr. Alan Nan Wu, resulting in the balance of amounts due from Tianjin Tuoda was nil, and the balance of amounts due from Mr. Alan Nan Wu was US$320 as of June 30, 2023. In the second half of 2023, the Group continued to provide a series interest-free loans amounting to $15.7 million to Tianjin Tuoda to support its normal operations.

[2]	In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled $3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of $2.9 million to the Group for ordinary operations in 2022, which was repayable on demand. In 2023, the Group repaid US$4.6 million to Mr. Alan Nan Wu.
[3]	In August 2022, Vision Path, the Group and Hainan Union Management Co., Ltd (“Hainan Union”) entered into a share transfer agreement. Under the agreement, Vision Path would sell its shares of the Group to Hainan Union with an amount of US$5.0 million and provided the amount to the Group as an interest-free loan for two years to support the Group’s normal operations. Among them, US$3.0 million would be due on August 24, 2024 and the rest would be due on September 27, 2024. As of the date the issuance of the consolidated financial statements, the amount is due and the Group does not make any payment to Vision Path. The Group provided a guarantee with joint liability of Vision Path’s contingent repayment, and the guarantee is expired and the Group has not made any payment to Hainan Union on behalf of Vision Path as of the issuance date of the consolidated financial statements. See Note 24 Commitments and contingencies for details.